Commitments and Contingencies	12 Months Ended
May 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
20.	COMMITMENTS AND CONTINGENCIES

Operating leases

The Group leases offices, classroom, and warehouse facilities under operating leases. The terms of substantially all of these leases are ten years or less. Future minimum lease payments under non-cancelable operating leases were as follows on May 31, 2013:

Continuing operations
US$

Years ending May 31:
2014	113,406
2015	107,095
2016	95,447
2017	57,961
2018	39,423
Thereafter	51,735

465,067

Rent expense for the years ended May 31, 2011, 2012 and 2013 related to all cancelable and non-cancelable leases were US$73,509, US$107,384 and US$137,046, respectively.

Capital commitments

As of May 31, 2013, future minimum capital commitments under non-cancelable construction contracts were as follows:

US$

Capital commitment for the purchase of property and equipment	1,027
Capital commitment for leasehold improvements	552

1,579

Contingencies

During July to August 2012, four federal securities class actions have been filed against the Company, its directors and certain of its officers (“defendant”). These class actions seek to recover damages caused by the defendants’ alleged violations of federal securities laws and to pursue remedies under the Securities Exchange Act of 1934 and Rule 10b-5. One of the four class actions was voluntarily dismissed in October 2012, and the remaining three class actions were consolidated into one complaint with a lead plaintiff. Defendants moved to dismiss the complaint in January 2013 and an amended Class Action Complaint was filed by the plaintiff in June 2013. As of May 31, 2013, the case is currently pending.

Based on information currently available, the Group resists such claims and believes that it does not have sufficient evidence to anticipate the outcome of the lawsuits and also the possible contingency losses. Therefore, no accrual for contingency loss was recognized in the consolidated financial statements as of May 31, 2013.

Other than the aforementioned lawsuits, the Group is also a party to several legal proceedings or claims in China that the Group believes are immaterial.